7. CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($) shares		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Share issue costs		$ (54,033)	[1]	$ (55,844)	$ (58,323)
Weighted average remaining contractual life, stock options		1 year 11 months 12 days		2 years 9 months 22 days
Weighted average remaining contractual life, Finder's options		0 years		6 months 4 days
Warrants, Weighted Average Contractual Life		1 year 2 months 12 days		1 year 7 months 13 days
Issuance 6
Date of event		Apr. 20, 2017
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 2,500,000 common shares at a price of $0.09 per share for gross proceeds of $225,000
Common shares issued | shares		2,500,000
Common shares issued, price per share | $ / shares	$ 0.09
Cash proceeds from transaction		$ 225,000
Share issue costs		$ 11,975
Issuance 7
Date of event		Jul. 12, 2017
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 10,170,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,017,000
Cash proceeds from transaction		$ 1,017,000
Share issue costs		$ 46,348
Units issued | shares		10,170,000
Unit price per share | $ / shares	0.10
Warrants issued, value		$ 391,154
Issuance 8
Date of event		Mar. 26, 2018
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 6,875,000 units (“Unit”) at a price of $0.08 per Unit for gross proceeds of $550,000
Cash proceeds from transaction		$ 550,000
Share issue costs		$ 19,019
Units issued | shares		6,875,000
Unit price per share | $ / shares	0.08
Warrants issued, value		$ 172,137
Issuance 9
Date of event		Nov. 09, 2018
Description of significant events and transactions		Company closed the first tranche of a non-brokered private placement by issuing 10,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $500,000
Cash proceeds from transaction		$ 500,000
Units issued | shares		10,000,000
Unit price per share | $ / shares	0.05
Issuance 10
Date of event		Dec. 17, 2018
Description of significant events and transactions		closed the second tranche of $232,000 by issuing 4,640,000 units at a price of $0.05 per Unit
Cash proceeds from transaction		$ 232,000
Units issued | shares		4,640,000
Unit price per share | $ / shares	0.05
Issuance 11
Date of event		Feb. 25, 2019
Description of significant events and transactions		Company completed the third tranche of a non-brokered private placement by issuing 2,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $100,000
Cash proceeds from transaction		$ 100,000
Units issued | shares		2,000,000
Unit price per share | $ / shares	0.05
Issuance 12
Date of event		Dec. 18, 2019
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 3,640,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $182,000
Cash proceeds from transaction		$ 182,000
Units issued | shares		3,640,000
Unit price per share | $ / shares	$ 0.05

[1]	Note 8.